Organization and Business Description (Details) - USD ($)				12 Months Ended
	Dec. 04, 2025	Nov. 25, 2024	Nov. 20, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Organization and Business Description (Details) [Line Items]
Incorporation date				Oct. 11, 2022
Common stock, exess amount (in Dollars)					$ 200,000,000
Capitalized offering cost (in Dollars)						$ 3,472,759
Disposal of a subsidiary (in Dollars)				$ 114,951		$ 472,631
Net liability (in Dollars)
Maintained minimum per shares (in Dollars per share)	$ 1
Ordinary per shares (in Dollars per share)				$ 1
Closing bid price (in Dollars per share)				$ 0.1
HMAC [Member]
Organization and Business Description (Details) [Line Items]
Disposal of a subsidiary (in Dollars)				$ 472,631
Class A Ordinary Shares [Member]
Organization and Business Description (Details) [Line Items]
Capitalized offering cost (in Dollars)				$ 3,472,759
Class A Ordinary Shares [Member]
Organization and Business Description (Details) [Line Items]
Issuance of shares				24,871,433
Ordinary shares, shares issued				24,871,433	24,871,433
Ordinary shares, shares outstanding				24,871,433	24,871,433
Common Class B [Member]
Organization and Business Description (Details) [Line Items]
Issuance of shares		7,751,939	7,751,939	17,487,800		1,600,000
Common stock, exess amount (in Dollars)						$ 170,000,000
Common stock, exess shares						1,600,000
Ordinary shares, shares issued				24,518,489	24,518,489
Ordinary shares, shares outstanding				24,518,489	24,518,489